United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2021

Date of reporting period: July 31, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.73%
Communication Services - 3.71%
Diversified Telecommunication Services - 0.24%
Telekomunikasi Indonesia Persero Tbk PT, ADRA	28,927	$646,518
Telenor ASAB	43,140	749,024

		1,395,542

Entertainment - 0.07%
Nexon Co. Ltd.A B	21,200	441,400

Interactive Media & Services - 1.33%
Alphabet, Inc., Class AC	700	1,886,171
Autohome, Inc., ADR	13,393	606,703
Tencent Holdings Ltd.B	49,000	3,023,856
Twitter, Inc.C	32,700	2,280,825

		7,797,555

Media - 1.75%
Altice USA, Inc., Class AC	54,811	1,684,342
Cogeco Communications, Inc.	6,286	595,195
Comcast Corp., Class A	58,237	3,426,082
Discovery, Inc., Class CC	59,000	1,599,490
Interpublic Group of Cos., Inc.	13,300	470,288
News Corp., Class A	46,000	1,132,980
Omnicom Group, Inc.	5,100	371,382
ProSiebenSat.1 Media SEB	48,775	928,688

		10,208,447

Wireless Telecommunication Services - 0.32%
T-Mobile US Inc.C	5,943	855,911
Vodafone Group PLC, ADRA	61,400	1,002,662

		1,858,573

Total Communication Services		21,701,517

Consumer Discretionary - 7.24%
Auto Components - 0.87%
Adient PLCC	6,800	286,484
Cie Generale des Etablissements Michelin SCA, ADR	63,200	2,065,376
Continental AGB C	5,038	684,714
Goodyear Tire & Rubber Co.C	21,600	339,336
Magna International, Inc.	20,300	1,701,749

		5,077,659

Automobiles - 0.76%
Ferrari NVB	9,110	1,987,773
General Motors Co.C	37,500	2,131,500
Harley-Davidson, Inc.	8,900	352,618

		4,471,891

Hotels, Restaurants & Leisure - 0.76%
Aramark	25,934	911,061
Booking Holdings, Inc.C	280	609,913
Evolution ABB D	9,400	1,641,320
Las Vegas Sands Corp.C	30,071	1,273,507

		4,435,801

Household Durables - 0.98%
Lennar Corp., Class A	32,321	3,398,553
Lennar Corp., Class B	666	57,509

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.73% (continued)
Consumer Discretionary - 7.24% (continued)
Household Durables - 0.98% (continued)
Sony Group Corp., ADR	21,900	$2,284,170

		5,740,232

Internet & Direct Marketing Retail - 0.38%
MercadoLibre, Inc.C	1,410	2,211,867

Leisure Products - 0.22%
BRP, Inc.	5,158	432,163
Yamaha Corp.B	14,900	825,353

		1,257,516

Multiline Retail - 0.95%
Dollar General Corp.	11,382	2,647,909
Lojas Renner SA	108,100	857,203
Magazine Luiza SA	300,000	1,186,579
Ryohin Keikaku Co. Ltd.B	43,400	886,897

		5,578,588

Specialty Retail - 0.74%
Advance Auto Parts, Inc.	10,295	2,183,158
Lowe’s Cos., Inc.	8,268	1,593,161
Mr Price Group Ltd.B	37,370	554,931

		4,331,250

Textiles, Apparel & Luxury Goods - 1.58%
adidas AGB	1,594	579,048
Lululemon Athletica, Inc.C	5,482	2,193,732
LVMH Moet Hennessy Louis Vuitton SEB	4,090	3,273,057
Ralph Lauren Corp.	15,063	1,709,952
Shenzhou International Group Holdings Ltd.B	66,700	1,477,514

		9,233,303

Total Consumer Discretionary		42,338,107

Consumer Staples - 3.52%
Beverages - 1.63%
Arca Continental SAB de CV	152,900	933,165
Carlsberg A/S, Class BB	6,515	1,205,667
Coca-Cola Co.	31,600	1,802,148
Coca-Cola Europacific Partners PLC	66,622	4,134,562
Pernod Ricard SAB	6,600	1,456,699

		9,532,241

Food & Staples Retailing - 0.39%
Kobe Bussan Co. Ltd.B	16,500	557,511
Tesco PLCB	276,399	894,759
Walgreens Boots Alliance, Inc.	17,200	810,980

		2,263,250

Food Products - 0.68%
Mondelez International, Inc., Class A	12,600	797,076
Nestle SAB	14,650	1,856,353
Tyson Foods, Inc., Class A	18,000	1,286,280

		3,939,709

Household Products - 0.32%
Procter & Gamble Co.	13,300	1,891,659

Personal Products - 0.50%
LG Household & Health Care Ltd.B	435	552,301
Unilever PLCB	16,036	923,426

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.73% (continued)
Consumer Staples - 3.52% (continued)
Personal Products - 0.50% (continued)
Unilever PLC, ADR	25,100	$1,444,003

		2,919,730

Total Consumer Staples		20,546,589

Energy - 3.53%
Energy Equipment & Services - 0.43%
Baker Hughes Co.	19,500	414,180
Halliburton Co.	37,600	777,568
NOV, Inc.C	60,900	841,029
Schlumberger NV	17,500	504,525

		2,537,302

Oil, Gas & Consumable Fuels - 3.10%
APA Corp.	71,500	1,340,625
Cabot Oil & Gas Corp.	78,300	1,252,800
Equinor ASAB	33,151	648,530
Galp Energia SGPS SAB	51,234	500,271
Hess Corp.	48,752	3,726,603
Marathon Oil Corp.	159,200	1,845,128
Marathon Petroleum Corp.	10,205	563,520
Murphy Oil Corp.	9,800	212,758
Phillips 66	44,608	3,275,565
Pioneer Natural Resources Co.	7,045	1,024,132
Reliance Industries Ltd., GDRB D	21,020	1,162,171
Royal Dutch Shell PLC, ADR	35,600	1,446,072
Suncor Energy, Inc.	55,701	1,096,519

		18,094,694

Total Energy		20,631,996

Financials - 12.31%
Banks - 5.81%
Banco Bradesco SA, ADR	212,346	991,656
Bank Mandiri Persero Tbk PTB	1,773,400	700,660
Bank of America Corp.	34,000	1,304,240
Barclays PLCB	200,925	486,958
CIT Group, Inc.	11,000	530,640
Citigroup, Inc.	72,454	4,899,339
Citizens Financial Group, Inc.	13,900	586,024
Commerce Bancshares, Inc.	15,300	1,082,169
Cullen/Frost Bankers, Inc.	11,600	1,244,912
DBS Group Holdings Ltd.B	37,640	844,704
East West Bancorp, Inc.	10,500	747,075
Grupo Financiero Banorte SAB de CV	162,700	1,052,559
HDFC Bank Ltd., ADR	26,820	1,892,687
ICICI Bank Ltd., ADRA	78,169	1,453,162
JPMorgan Chase & Co.	16,310	2,475,532
KB Financial Group, Inc.B	10,019	445,075
Mitsubishi UFJ Financial Group, Inc., ADRA	150,600	799,686
Nordea Bank AbpB	78,039	913,158
PNC Financial Services Group, Inc.	10,600	1,933,546
Sumitomo Mitsui Financial Group, Inc.B	25,300	852,811
US Bancorp	37,694	2,093,525
Wells Fargo & Co.	144,567	6,641,408

		33,971,526

Capital Markets - 1.90%
3i Group PLCB	48,866	868,493

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.73% (continued)
Financials - 12.31% (continued)
Capital Markets - 1.90% (continued)
Ameriprise Financial, Inc.	7,500	$1,931,700
Bank of New York Mellon Corp.	25,700	1,319,181
Credit Suisse Group AG, ADR	76,800	771,840
Goldman Sachs Group, Inc.	9,941	3,726,682
Northern Trust Corp.	14,167	1,598,746
State Street Corp.	10,000	871,400

		11,088,042

Consumer Finance - 1.11%
American Express Co.	9,555	1,629,414
Capital One Financial Corp.	17,000	2,748,900
Navient Corp.	50,814	1,038,130
SLM Corp.	56,732	1,068,264

		6,484,708

Diversified Financial Services - 0.28%
Berkshire Hathaway, Inc., Class BC	4,500	1,252,305
Equitable Holdings, Inc.	11,700	361,179

		1,613,484

Insurance - 3.21%
AIA Group Ltd.B	197,605	2,370,344
American International Group, Inc.	115,730	5,479,815
Aon PLC, Class A	12,159	3,161,705
Chubb Ltd.	13,096	2,209,819
Cincinnati Financial Corp.	16,100	1,897,868
Hartford Financial Services Group, Inc.	14,400	916,128
Prudential PLCB	32,253	606,244
Travelers Cos., Inc.	8,000	1,191,360
Willis Towers Watson PLC	4,602	948,380

		18,781,663

Total Financials		71,939,423

Health Care - 8.77%
Biotechnology - 0.75%
Amgen, Inc.	8,100	1,956,474
CSL Ltd.B	11,380	2,415,857

		4,372,331

Health Care Equipment & Supplies - 2.84%
Alcon, Inc.A	24,300	1,769,040
Alcon, Inc.B	25,370	1,847,060
Boston Scientific Corp.C	10,100	460,560
Danaher Corp.	12,200	3,629,378
Medtronic PLC	29,506	3,874,433
ResMed, Inc.	10,430	2,834,874
STERIS PLC	7,690	1,676,035
Zimmer Biomet Holdings, Inc.	3,200	522,944

		16,614,324

Health Care Providers & Services - 2.08%
Anthem, Inc.	13,122	5,038,979
Centene Corp.C	14,000	960,540
CVS Health Corp.	28,307	2,331,365
HCA Healthcare, Inc.	2,100	521,220
Humana, Inc.	1,500	638,790

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.73% (continued)
Health Care - 8.77% (continued)
Health Care Providers & Services - 2.08% (continued)
UnitedHealth Group, Inc.	6,483	$2,672,422

		12,163,316

Life Sciences Tools & Services - 1.31%
ICON PLCC	6,737	1,638,910
Lonza Group AGB	2,730	2,124,712
Mettler-Toledo International, Inc.C	1,390	2,048,457
Wuxi Biologics Cayman, Inc.B C D	118,761	1,813,000

		7,625,079

Pharmaceuticals - 1.79%
Bristol-Myers Squibb Co.	8,100	549,747
Elanco Animal Health, Inc.C	42,600	1,553,622
GlaxoSmithKline PLC, ADR	29,000	1,164,060
Merck & Co., Inc.	29,617	2,276,659
Merck KGaAB	5,443	1,115,161
Novartis AG, ADR	15,400	1,422,806
SanofiB	16,310	1,680,714
Sanofi, ADR	14,000	721,840

		10,484,609

Total Health Care		51,259,659

Industrials - 9.59%
Aerospace & Defense - 1.37%
CAE, Inc.C	35,864	1,094,375
General Dynamics Corp.	16,837	3,300,557
MTU Aero Engines AGB	2,119	530,538
Raytheon Technologies Corp.	35,543	3,090,464

		8,015,934

Air Freight & Logistics - 0.73%
DSV Panalpina A/SB	11,880	2,893,926
FedEx Corp.	4,800	1,343,760

		4,237,686

Airlines - 0.14%
Ryanair Holdings PLC, ADRC	7,585	827,069

Building Products - 0.40%
Johnson Controls International PLC	32,400	2,314,008

Construction & Engineering - 0.52%
AECOMC	33,611	2,116,149
Fluor Corp.C	10,900	181,594
Quanta Services, Inc.	8,355	759,469

		3,057,212

Electrical Equipment - 0.56%
ABB Ltd.B	45,721	1,671,514
Emerson Electric Co.	8,007	807,826
Vestas Wind Systems A/SB	20,964	772,995

		3,252,335

Industrial Conglomerates - 1.20%
General Electric Co.	278,800	3,610,460
Hitachi Ltd.B	21,900	1,257,731
Honeywell International, Inc.	9,200	2,150,868

		7,019,059

Machinery - 2.86%
Alstom SAB C	16,561	687,257

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.73% (continued)
Industrials - 9.59% (continued)
Machinery - 2.86% (continued)
Atlas Copco AB, Class AB	30,200	$2,044,368
CNH Industrial NV	93,500	1,574,540
Cummins, Inc.	4,600	1,067,660
Deere & Co.	4,427	1,600,759
Makita Corp.B	25,200	1,307,591
PACCAR, Inc.	9,100	755,209
Parker-Hannifin Corp.	7,200	2,246,616
Sandvik ABB	42,425	1,105,086
Stanley Black & Decker, Inc.	10,799	2,127,943
Xylem, Inc.	17,500	2,202,375

		16,719,404

Professional Services - 0.87%
Experian PLCB	55,570	2,446,194
RELX PLCB	56,537	1,660,710
Wolters Kluwer NVB	8,804	1,004,237

		5,111,141

Road & Rail - 0.73%
Canadian Pacific Railway Ltd.	36,580	2,718,626
JB Hunt Transport Services, Inc.	9,031	1,521,272

		4,239,898

Trading Companies & Distributors - 0.21%
Ferguson PLCB	8,890	1,246,226

Total Industrials		56,039,972

Information Technology - 9.96%
Communications Equipment - 0.39%
F5 Networks, Inc.C	7,300	1,507,523
Telefonaktiebolaget LM Ericsson, ADR	65,300	752,909

		2,260,432

Electronic Equipment, Instruments & Components - 0.76%
Corning, Inc.	28,600	1,197,196
Keyence Corp.B	3,800	2,115,932
TE Connectivity Ltd.	7,500	1,106,025

		4,419,153

IT Services - 2.72%
Accenture PLC, Class A	7,000	2,223,760
Adyen NVB C D	655	1,783,447
Amadeus IT Group SAB C	22,970	1,503,774
Capgemini SEB	5,806	1,256,052
Cognizant Technology Solutions Corp., Class A	25,813	1,898,030
EPAM Systems, Inc.C	3,280	1,836,144
Fujitsu Ltd.B	5,000	849,369
PayPal Holdings, Inc.C	7,000	1,928,710
Shopify, Inc., Class AC	1,750	2,624,878

		15,904,164

Semiconductors & Semiconductor Equipment - 2.96%
ASML Holding NV	3,750	2,875,275
Broadcom, Inc.	4,523	2,195,464
Infineon Technologies AGB	12,601	480,465
Lasertec Corp.B	9,500	1,787,486
Microchip Technology, Inc.	15,500	2,218,360
QUALCOMM, Inc.	23,926	3,584,115
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,000	2,916,000

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.73% (continued)
Information Technology - 9.96% (continued)
Semiconductors & Semiconductor Equipment - 2.96% (continued)
Texas Instruments, Inc.	6,571	$1,252,564

		17,309,729

Software - 2.57%
Adobe, Inc.C	6,000	3,729,780
ANSYS, Inc.C	7,800	2,873,988
Microsoft Corp.	20,000	5,698,200
Oracle Corp.	31,120	2,711,797

		15,013,765

Technology Hardware, Storage & Peripherals - 0.56%
Hewlett Packard Enterprise Co.	61,400	890,300
Samsung Electronics Co. Ltd., GDRB	1,399	2,399,052

		3,289,352

Total Information Technology		58,196,595

Materials - 3.14%
Chemicals - 2.26%
Air Liquide SAB	8,874	1,542,638
Corteva, Inc.	85,777	3,669,540
Ecolab, Inc.	4,943	1,091,563
International Flavors & Fragrances, Inc.	19,022	2,865,474
RPM International, Inc.	18,800	1,627,892
Sika AGB	6,830	2,405,391

		13,202,498

Construction Materials - 0.36%
Martin Marietta Materials, Inc.	5,800	2,107,140

Containers & Packaging - 0.06%
International Paper Co.	6,500	375,440

Metals & Mining - 0.46%
Anglo American PLCB	16,206	717,943
ArcelorMittal SAB	22,117	772,483
BHP Group PLCB	36,453	1,183,856

		2,674,282

Total Materials		18,359,360

Real Estate - 1.61%
Equity Real Estate Investment Trusts (REITs) - 1.17%
Crown Castle International Corp.	11,400	2,201,226
Equity LifeStyle Properties, Inc.	12,200	1,022,360
MGM Growth Properties LLC, Class A	67,275	2,542,995
Sun Communities, Inc.	5,500	1,078,605

		6,845,186

Real Estate Management & Development - 0.44%
Daiwa House Industry Co. Ltd.B	39,036	1,197,694
ESR Cayman Ltd.B C D	389,200	1,368,745

		2,566,439

Total Real Estate		9,411,625

Utilities - 1.35%
Electric Utilities - 0.74%
Enel SpAB	128,561	1,187,104
Exelon Corp.	16,138	755,259

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.73% (continued)
Utilities - 1.35% (continued)
Electric Utilities - 0.74% (continued)
PPL Corp.	69,800	$1,980,226
Southern Co.	6,600	421,542

		4,344,131

Gas Utilities - 0.14%
ENN Energy Holdings Ltd.B	39,200	821,283

Independent Power & Renewable Electricity Producers - 0.21%
China Longyuan Power Group Corp. Ltd., Class HB	649,000	1,214,286

Multi-Utilities - 0.17%
Engie SAB	75,439	1,006,701

Water Utilities - 0.09%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	78,150	530,638

Total Utilities		7,917,039

Total Common Stocks (Cost $268,634,144)		378,341,882

PREFERRED STOCKS - 0.23% (Cost $934,897)
Consumer Discretionary - 0.23%
Automobiles - 0.23%
Volkswagen AGB E	5,431	1,325,295

	Principal Amount
CORPORATE OBLIGATIONS - 9.21%
Basic Materials - 0.11%
Chemicals - 0.06%
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	$180,000	185,492
LYB International Finance LLC, 2.250%, Due 10/1/2030	170,000	172,485

		357,977

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	100,000	145,283

Iron/Steel - 0.02%
Nucor Corp., 4.000%, Due 8/1/2023	105,000	111,625

Total Basic Materials		614,885

Communications - 0.67%
Internet - 0.07%
Amazon.com, Inc., 3.875%, Due 8/22/2037	335,000	405,607

Media - 0.20%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	185,000	191,340
3.700%, Due 4/1/2051	180,000	181,865
Comcast Corp.,
3.150%, Due 3/1/2026	136,000	148,385
3.400%, Due 4/1/2030	195,000	217,791
1.950%, Due 1/15/2031	185,000	185,382
4.600%, Due 10/15/2038	180,000	226,296

		1,151,059

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.21% (continued)
Communications - 0.67% (continued)
Telecommunications - 0.40%
AT&T, Inc.,
0.900%, Due 3/25/2024	$375,000	$376,028
2.250%, Due 2/1/2032	180,000	179,238
5.350%, Due 9/1/2040	160,000	208,670
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027	290,000	323,315
3.875%, Due 4/15/2030	420,000	474,218
Verizon Communications, Inc.,
2.100%, Due 3/22/2028	305,000	313,497
3.150%, Due 3/22/2030	180,000	196,019
4.500%, Due 8/10/2033	105,000	127,814
3.550%, Due 3/22/2051	165,000	179,337

		2,378,136

Total Communications		3,934,802

Consumer, Cyclical - 1.21%
Airlines - 0.18%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	118,232	121,549
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028D	840,000	938,700

		1,060,249

Auto Manufacturers - 0.33%
American Honda Finance Corp., 2.000%, Due 3/24/2028	190,000	197,526
Cummins, Inc., 0.750%, Due 9/1/2025	150,000	149,847
General Motors Financial Co., Inc.,
1.235%, Due 11/17/2023, (SOFR + 1.200%)F	1,255,000	1,274,661
1.250%, Due 1/8/2026	135,000	134,895
1.500%, Due 6/10/2026	175,000	175,517

		1,932,446

Auto Parts & Equipment - 0.03%
Aptiv Corp., 4.150%, Due 3/15/2024	155,000	167,960

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	145,000	184,292

Lodging - 0.34%
Marriott International, Inc.,
2.850%, Due 4/15/2031, Series HH	170,000	173,914
3.500%, Due 10/15/2032, Series GG	1,675,000	1,805,241

		1,979,155

Retail - 0.30%
Dollar General Corp., 4.125%, Due 5/1/2028	95,000	110,047
Dollar Tree, Inc., 3.700%, Due 5/15/2023	180,000	189,783
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	210,000	223,755
McDonald’s Corp., 3.700%, Due 1/30/2026	242,000	269,556
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	200,000	234,065
Starbucks Corp., 2.550%, Due 11/15/2030	170,000	178,957
Tractor Supply Co., 1.750%, Due 11/1/2030	185,000	179,656

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.21% (continued)
Consumer, Cyclical - 1.21% (continued)
Retail - 0.30% (continued)
Walgreens Boots Alliance, Inc., 4.100%, Due 4/15/2050	$339,000	$386,384

		1,772,203

Total Consumer, Cyclical		7,096,305

Consumer, Non-Cyclical - 0.86%
Agriculture - 0.02%
Cargill, Inc., 1.375%, Due 7/23/2023D	120,000	122,318

Beverages - 0.04%
Keurig Dr Pepper, Inc., 0.750%, Due 3/15/2024	220,000	220,316

Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	185,000	230,432

Commercial Services - 0.08%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	165,168
Quanta Services, Inc., 2.900%, Due 10/1/2030	275,000	288,663

		453,831

Food - 0.02%
Mondelez International, Inc., 1.500%, Due 2/4/2031	145,000	139,208

Health Care-Products - 0.05%
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	265,000	288,104

Health Care-Services - 0.26%
Baylor Scott & White Holdings, 2.839%, Due 11/15/2050, Series 2021	170,000	175,210
Children’s Health System of Texas, 2.511%, Due 8/15/2050	150,000	143,701
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	240,000	247,891
Health Care Service Corp., 3.200%, Due 6/1/2050D	105,000	112,494
Kaiser Foundation Hospitals,
4.150%, Due 5/1/2047	75,000	95,065
3.002%, Due 6/1/2051, Series 2021	285,000	301,526
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	275,000	284,319
UnitedHealth Group, Inc., 1.150%, Due 5/15/2026	185,000	186,596

		1,546,802

Pharmaceuticals - 0.35%
AbbVie, Inc.,
4.450%, Due 5/14/2046	130,000	160,491
4.250%, Due 11/21/2049	255,000	312,300
Bristol-Myers Squibb Co.,
3.400%, Due 7/26/2029	245,000	277,434
2.350%, Due 11/13/2040	170,000	166,947
Cigna Corp., 4.125%, Due 11/15/2025	135,000	151,846
CVS Health Corp.,
4.300%, Due 3/25/2028	275,000	318,173
5.050%, Due 3/25/2048	115,000	153,081
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	190,000	198,643
Viatris, Inc., 3.850%, Due 6/22/2040D	120,000	130,680
Zoetis, Inc., 3.000%, Due 9/12/2027	150,000	163,821

		2,033,416

Total Consumer, Non-Cyclical		5,034,427

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.21% (continued)
Energy - 1.30%
Oil & Gas - 0.93%
Apache Corp., 4.250%, Due 1/15/2044	$1,165,000	$1,141,467
BP Capital Markets America, Inc., 3.017%, Due 1/16/2027	100,000	108,545
Chevron USA, Inc., 2.343%, Due 8/12/2050	180,000	167,629
ConocoPhillips, 4.300%, Due 8/15/2028D	170,000	199,437
Diamondback Energy, Inc.,
2.875%, Due 12/1/2024	210,000	221,127
3.125%, Due 3/24/2031	120,000	125,836
EOG Resources, Inc., 4.375%, Due 4/15/2030	100,000	119,731
Exxon Mobil Corp., 3.452%, Due 4/15/2051	385,000	429,839
Marathon Oil Corp., 6.600%, Due 10/1/2037	1,715,000	2,263,300
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	195,000	207,438
5.125%, Due 12/15/2026	105,000	123,704
Pioneer Natural Resources Co.,
1.900%, Due 8/15/2030	125,000	121,205
2.150%, Due 1/15/2031	90,000	88,785
Valero Energy Corp., 2.700%, Due 4/15/2023	100,000	103,572

		5,421,615

Pipelines - 0.37%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	139,000	156,792
Energy Transfer LP, 4.250%, Due 4/1/2024	62,000	66,721
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	100,000	141,974
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023D	190,000	193,933
MPLX LP,
1.750%, Due 3/1/2026	260,000	264,111
4.125%, Due 3/1/2027	145,000	163,404
5.200%, Due 3/1/2047	59,000	73,146
ONEOK, Inc., 4.550%, Due 7/15/2028	175,000	201,563
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	62,000	68,186
3.750%, Due 3/1/2028	150,000	166,155
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	150,000	160,635
5.625%, Due 3/1/2025	105,000	120,218
4.200%, Due 3/15/2028	150,000	170,006
Williams Cos., Inc., 5.400%, Due 3/4/2044	170,000	218,281

		2,165,125

Total Energy		7,586,740

Financial - 2.29%
Banks - 1.07%
Bank of America Corp.,
2.087%, Due 6/14/2029, (SOFR + 1.060%)F	145,000	147,606
2.299%, Due 7/21/2032, (SOFR + 1.220%)F	465,000	469,098
5.000%, Due 1/21/2044	390,000	529,637
Citigroup, Inc., 4.412%, Due 3/31/2031, (SOFR + 3.914%)F	695,000	815,809
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (SOFR + 0.798%)F	430,000	431,985
1.542%, Due 9/10/2027, (SOFR + 0.818%)F	290,000	291,555
2.615%, Due 4/22/2032, (SOFR + 1.281%)F	180,000	186,127
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (SOFR + 1.160%)F	485,000	506,104
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)F	265,000	295,630
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)F	230,000	268,454

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.21% (continued)
Financial - 2.29% (continued)
Banks - 1.07% (continued)
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)F	$100,000	$100,059
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)F	295,000	328,462
1.794%, Due 2/13/2032, (SOFR + 1.034%)F	340,000	330,166
PNC Financial Services Group, Inc., 3.500%, Due 1/23/2024	265,000	284,122
State Street Corp.,
2.354%, Due 11/1/2025, (SOFR + 0.940%)F	260,000	274,056
2.200%, Due 3/3/2031	165,000	169,627
Truist Financial Corp., 1.267%, Due 3/2/2027, (SOFR + 0.609%)F	160,000	160,812
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (SOFR + 1.262%)F	420,000	437,903
4.750%, Due 12/7/2046	170,000	218,163

		6,245,375

Diversified Financial Services - 0.43%
American Express Co.,
0.776%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)F	865,000	865,677
4.200%, Due 11/6/2025	275,000	313,114
Blue Owl Finance LLC, 3.125%, Due 6/10/2031D	630,000	637,109
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	170,000	190,356
Charles Schwab Corp.,
0.750%, Due 3/18/2024	150,000	151,100
3.250%, Due 5/22/2029	180,000	200,062
Visa, Inc., 3.150%, Due 12/14/2025	160,000	175,449

		2,532,867

Insurance - 0.35%
Athene Global Funding, 0.739%, Due 5/24/2024, (SOFR + 0.700%)D F	1,530,000	1,537,340
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	160,000	176,343
CNA Financial Corp., 2.050%, Due 8/15/2030	135,000	134,740
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	163,000	184,441

		2,032,864

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	759,570

REITS - 0.31%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	180,000	173,987
American Tower Corp., 2.950%, Due 1/15/2051	165,000	162,176
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	154,663
Crown Castle International Corp.,
3.800%, Due 2/15/2028	190,000	213,366
2.900%, Due 4/1/2041	160,000	157,739
Digital Realty Trust LP, 3.700%, Due 8/15/2027	190,000	213,989
ERP Operating LP, 3.000%, Due 4/15/2023	103,000	106,972
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	135,000	147,448
National Retail Properties, Inc., 3.500%, Due 4/15/2051	115,000	123,942
Omega Healthcare Investors, Inc., 3.250%, Due 4/15/2033	240,000	245,022
Prologis LP, 1.250%, Due 10/15/2030	135,000	129,239

		1,828,543

Total Financial		13,399,219

Industrial - 1.22%
Aerospace/Defense - 0.49%
Boeing Co.,
2.750%, Due 2/1/2026	210,000	219,570

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.21% (continued)
Industrial - 1.22% (continued)
Aerospace/Defense - 0.49% (continued)
Boeing Co. (continued)
5.705%, Due 5/1/2040	$235,000	$305,044
5.805%, Due 5/1/2050	565,000	766,252
3.950%, Due 8/1/2059	330,000	341,346
5.930%, Due 5/1/2060	325,000	449,169
General Dynamics Corp., 3.500%, Due 5/15/2025	275,000	301,671
Northrop Grumman Corp., 3.850%, Due 4/15/2045	250,000	290,766
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	145,000	208,657

		2,882,475

Building Materials - 0.10%
Carrier Global Corp., 2.242%, Due 2/15/2025	190,000	198,814
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	155,000	155,304
Vulcan Materials Co., 3.500%, Due 6/1/2030	230,000	256,144

		610,262

Electrical Components & Equipment - 0.03%
Emerson Electric Co., 1.800%, Due 10/15/2027	145,000	149,802

Electronics - 0.03%
Agilent Technologies, Inc., 2.100%, Due 6/4/2030	200,000	201,261

Environmental Control - 0.03%
Republic Services, Inc., 2.500%, Due 8/15/2024	185,000	194,451

Machinery - Construction & Mining - 0.20%
Caterpillar Financial Services Corp., 0.185%, Due 11/17/2022, (SOFR + 0.150%)F	1,180,000	1,180,153

Metal Fabricate/Hardware - 0.04%
Precision Castparts Corp., 3.250%, Due 6/15/2025	185,000	201,841

Miscellaneous Manufacturing - 0.07%
General Electric Co.,
3.450%, Due 5/15/2024	135,000	144,453
3.450%, Due 5/1/2027	210,000	232,707

		377,160

Packaging & Containers - 0.09%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	180,000	187,772
Berry Global, Inc., 1.650%, Due 1/15/2027D	320,000	319,823

		507,595

Transportation - 0.14%
FedEx Corp., 3.250%, Due 5/15/2041	185,000	195,507
Norfolk Southern Corp., 2.900%, Due 6/15/2026	180,000	195,036
Union Pacific Corp., 4.100%, Due 9/15/2067	200,000	242,172
United Parcel Service, Inc., 3.400%, Due 3/15/2029	150,000	169,445

		802,160

Total Industrial		7,107,160

Technology - 0.65%
Computers - 0.38%
Dell International LLC / EMC Corp., 5.300%, Due 10/1/2029	1,795,000	2,195,656

Semiconductors - 0.13%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	170,000	181,767

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.21% (continued)
Technology - 0.65% (continued)
Semiconductors - 0.13% (continued)
Lam Research Corp.,
3.750%, Due 3/15/2026	$95,000	$106,468
1.900%, Due 6/15/2030	180,000	183,789
Microchip Technology, Inc., 0.983%, Due 9/1/2024D	130,000	129,812
QUALCOMM, Inc., 1.650%, Due 5/20/2032	155,000	151,011

		752,847

Software - 0.14%
Fiserv, Inc., 3.500%, Due 7/1/2029	250,000	278,978
Oracle Corp., 4.300%, Due 7/8/2034	283,000	334,477
VMware, Inc., 2.200%, Due 8/15/2031	235,000	234,739

		848,194

Total Technology		3,796,697

Utilities - 0.90%
Electric - 0.77%
AES Corp., 3.950%, Due 7/15/2030D	810,000	898,938
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	70,000	88,243
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	88,000	125,803
Consolidated Edison Co. of New York, Inc., 4.625%, Due 12/1/2054	75,000	96,544
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	145,039
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	180,000	199,455
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	350,000	351,036
Duke Energy Corp., 3.750%, Due 4/15/2024	185,000	199,190
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	255,000	313,531
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	185,000	205,927
Entergy Corp., 2.800%, Due 6/15/2030	115,000	121,727
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	137,000	162,663
Exelon Corp., 4.050%, Due 4/15/2030	180,000	207,826
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	148,943
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	202,334
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	125,000	132,142
4.300%, Due 3/15/2049	100,000	128,270
Northern States Power Co., 2.600%, Due 6/1/2051	185,000	184,149
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	190,000	201,835
Oklahoma Gas and Electric Co., 0.553%, Due 5/26/2023	240,000	240,130
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	139,000	152,276

		4,506,001

Gas - 0.13%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	244,856
NiSource, Inc.,
3.490%, Due 5/15/2027	120,000	133,424
3.950%, Due 3/30/2048	175,000	203,959
Southern California Gas Co., 2.550%, Due 2/1/2030	135,000	141,816

		724,055

Total Utilities		5,230,056

Total Corporate Obligations (Cost $50,135,188)		53,800,291

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.85%
Basic Materials - 0.05%
Chemicals - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	$146,000	$165,006

Mining - 0.02%
Teck Resources Ltd., 6.000%, Due 8/15/2040	75,000	97,689

Total Basic Materials		262,695

Communications - 0.05%
Telecommunications - 0.05%
Bell Canada, Inc., 4.464%, Due 4/1/2048	85,000	106,163
Rogers Communications, Inc., 3.625%, Due 12/15/2025	165,000	182,385

		288,548

Total Communications		288,548

Consumer, Non-Cyclical - 0.20%
Agriculture - 0.09%
BAT Capital Corp., 2.259%, Due 3/25/2028	290,000	291,715
Reynolds American, Inc., 5.700%, Due 8/15/2035	185,000	228,302

		520,017

Beverages - 0.11%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	100,000	128,077
Anheuser-Busch InBev Worldwide, Inc., 5.550%, Due 1/23/2049	125,000	175,422
Coca-Cola Femsa SAB de CV,
2.750%, Due 1/22/2030	200,000	210,430
1.850%, Due 9/1/2032	150,000	145,602

		659,531

Total Consumer, Non-Cyclical		1,179,548

Energy - 0.29%
Oil & Gas - 0.29%
Petroleos Mexicanos,
6.750%, Due 9/21/2047	240,000	214,536
7.690%, Due 1/23/2050	1,340,000	1,302,480
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	185,000	192,961

		1,709,977

Total Energy		1,709,977

Financial - 1.14%
Banks - 1.14%
Bank of Montreal,
0.726%, Due 3/10/2023, (SOFR + 0.680%)F	1,610,000	1,623,862
3.300%, Due 2/5/2024, Series E	350,000	374,523
Bank of Nova Scotia, 0.598%, Due 9/15/2023, (SOFR + 0.550%)F	1,795,000	1,808,840
Barclays Bank PLC, 1.700%, Due 5/12/2022	200,000	202,068
Canadian Imperial Bank of Commerce, 0.850%, Due 3/17/2023, (SOFR + 0.800%)F	1,335,000	1,348,323
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	187,719
Royal Bank of Canada, 2.250%, Due 11/1/2024	350,000	367,254
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	525,000	561,408

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.85% (continued)
Financial - 1.14% (continued)
Banks - 1.14% (continued)
Westpac Banking Corp., 1.150%, Due 6/3/2026	$180,000	$181,746

		6,655,743

Total Financial		6,655,743

Utilities - 0.12%
Electric - 0.12%
AES Panama Generation Holdings SRL, 4.375%, Due 5/31/2030D	700,000	724,297

Total Foreign Corporate Obligations (Cost $10,686,538)		10,820,808

FOREIGN SOVEREIGN OBLIGATIONS - 0.05%
Mexico Government International Bond, 4.600%, Due 1/23/2046	160,000	173,440
Panama Government International Bond, 3.160%, Due 1/23/2030	95,000	99,748

Total Foreign Sovereign Obligations (Cost $267,522)		273,188

ASSET-BACKED OBLIGATIONS - 0.75%
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	215,000	215,365
0.340%, Due 12/18/2026, 2021 2 A3	200,000	199,886
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	325,000	325,368
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	220,000	221,981
0.400%, Due 12/15/2025, 2021 A A3	240,000	240,267
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	228,643	231,027
1.490%, Due 12/16/2024, 2020 2 A3	90,000	91,076
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	435,000	435,515
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	118,301	122,093
Towd Point Mortgage Trust, 3.875%, Due 5/25/2058, 2018 3 A2D G	275,000	300,454
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	285,000	291,370
Toyota Auto Receivables Owner Trust, 1.360%, Due 8/15/2024, 2020 B A3	275,000	277,933
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	580,000	581,001
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	575,000	584,242
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2ID	280,000	284,794

Total Asset-Backed Obligations (Cost $4,334,064)		4,402,372

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.19%
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047, 4881 PB	9,925	9,960
Angel Oak Mortgage Trust,
3.628%, Due 3/25/2049, 2019 2 A1D G	168,198	170,050
2.620%, Due 11/25/2059, 2019 6 A1D G	366,166	367,844
Residential Mortgage Loan Trust, 2.633%, Due 9/25/2059, 2019 3 A1D G	522,216	528,507

Total Collateralized Mortgage Obligations (Cost $1,052,342)		1,076,361

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.16%
Cold Storage Trust, 0.993%, Due 11/15/2037, 2020-ICE5 A, (1-mo. USD LIBOR + 0.900%)D F	265,407	266,323
Credit Suisse Mortgage Capital Certificates, 1.073%, Due 5/15/2036, 2019 ICE4 A, (1-mo. USD LIBOR + 0.980%)D F	575,000	576,295
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	84,708	85,657

Total Commercial Mortgage-Backed Obligations (Cost $904,126)		928,275

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.73%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	101,740	109,752

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.73% (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, Due 11/1/2032	$131,125	$139,663
2.500%, Due 6/1/2035	243,143	255,495
1.500%, Due 3/1/2036	388,934	396,445
2.000%, Due 3/1/2036	779,243	809,060
2.000%, Due 10/1/2040	355,107	363,900
2.000%, Due 1/1/2041	637,376	654,766
3.000%, Due 4/1/2047	420,459	454,732
3.500%, Due 1/1/2048	277,330	298,107
4.000%, Due 4/1/2048	220,809	237,859
3.000%, Due 8/1/2048	319,088	341,575
3.000%, Due 11/1/2049	544,259	573,368
4.000%, Due 11/1/2049	163,735	174,613
2.500%, Due 7/1/2050	409,633	427,850
Federal National Mortgage Association,
3.500%, Due 1/1/2028G	43,253	46,399
4.500%, Due 4/1/2034	102,261	111,879
3.000%, Due 10/1/2034	267,816	283,188
2.000%, Due 11/1/2035G	609,653	635,059
2.000%, Due 12/1/2035G	237,481	247,024
2.000%, Due 1/1/2036G	374,655	388,991
2.500%, Due 4/1/2036	438,308	461,115
2.000%, Due 5/1/2036	127,232	132,101
2.000%, Due 6/1/2036	272,330	282,751
3.500%, Due 6/1/2037	145,819	157,431
5.500%, Due 6/1/2038	16,516	19,221
5.000%, Due 5/1/2040	96,543	109,620
5.000%, Due 6/1/2040	73,004	82,650
2.000%, Due 5/1/2041	656,394	673,869
5.000%, Due 3/1/2042G	48,608	55,520
3.500%, Due 7/1/2043	90,843	98,578
4.000%, Due 11/1/2044G	63,526	69,844
4.000%, Due 7/1/2045	475,178	522,112
3.500%, Due 8/1/2045	54,567	58,750
3.500%, Due 5/1/2046	143,091	153,115
3.000%, Due 6/1/2046	332,287	353,055
4.000%, Due 7/1/2046	138,907	151,690
3.000%, Due 10/1/2046	250,235	264,918
3.000%, Due 11/1/2046	330,117	353,969
3.500%, Due 11/1/2046	452,393	490,616
3.000%, Due 12/1/2046G	232,284	249,236
3.500%, Due 3/1/2047	50,755	54,713
4.500%, Due 7/1/2047	38,724	42,052
4.500%, Due 8/1/2047	120,219	130,704
3.500%, Due 9/1/2047	120,347	130,140
4.000%, Due 3/1/2048	211,916	226,942
4.500%, Due 7/1/2048G	141,614	153,632
4.500%, Due 7/1/2048	94,620	102,200
4.500%, Due 3/1/2049	290,821	314,095
4.000%, Due 10/1/2049G	301,618	322,432
4.500%, Due 10/1/2049	271,845	293,312
4.000%, Due 11/1/2049	427,188	462,014
2.500%, Due 6/1/2050	373,577	389,308
2.500%, Due 8/1/2050G	388,529	406,896
2.500%, Due 8/1/2050	535,843	558,433
3.000%, Due 8/1/2050	325,636	346,319
2.500%, Due 9/1/2050	352,397	368,337
2.500%, Due 10/1/2050G	170,990	178,243
3.000%, Due 10/1/2050G	668,105	712,469

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.73% (continued)
Federal National Mortgage Association (continued)
3.000%, Due 11/1/2050G	$993,530	$1,050,819
2.500%, Due 2/1/2051G	1,114,143	1,167,812
2.000%, Due 3/1/2051G	1,640,040	1,681,301
2.000%, Due 4/1/2051G	670,120	688,460
3.000%, Due 5/1/2051G	439,008	472,219
3.000%, Due 6/1/2051	197,825	210,759
3.500%, Due 6/1/2051	445,440	478,443
3.500%, Due 6/1/2051G	676,295	726,397
Government National Mortgage Association,
5.000%, Due 10/15/2039	65,554	75,877
3.500%, Due 9/15/2041	157,175	168,770
3.500%, Due 8/20/2047	63,848	67,723
3.500%, Due 10/20/2047	76,772	81,750
4.000%, Due 12/20/2047	149,978	160,130
4.000%, Due 1/20/2048	141,963	151,148
5.000%, Due 1/20/2050	255,568	274,545
4.500%, Due 2/20/2050	182,343	193,861
5.000%, Due 2/20/2050	85,838	92,791
4.000%, Due 5/20/2051	399,744	426,668
2.500%, Due 6/20/2051	647,926	673,556
3.000%, Due 6/20/2051	1,050,940	1,104,817
2.500%, Due 7/20/2051	805,000	837,081

Total U.S. Agency Mortgage-Backed Obligations (Cost $27,220,643)		27,667,054

U.S. TREASURY OBLIGATIONS - 4.42%
U.S. Treasury Notes/Bonds,
1.250%, Due 8/31/2024	4,915,000	5,046,899
1.125%, Due 2/28/2025	5,385,000	5,509,318
1.500%, Due 1/31/2027	5,595,000	5,812,680
1.500%, Due 2/15/2030	5,050,000	5,192,820
2.250%, Due 5/15/2041	930,000	997,716
1.375%, Due 8/15/2050	3,755,000	3,296,919

Total U.S. Treasury Obligations (Cost $25,740,841)		25,856,352

	Shares
SHORT-TERM INVESTMENTS - 12.07%
Investment Companies - 1.98%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	11,570,506	11,570,506

	Principal Amount
U.S. Treasury Obligations - 10.09%
U.S. Treasury Notes/Bonds,
0.350%, Due 10/31/2021, (3-mo. Treasury money market yield + 0.300%)F	$9,600,000	9,607,176
0.164%, Due 4/30/2022, (3-mo. Treasury money market yield + 0.114%)F	7,430,000	7,435,739
0.105%, Due 7/31/2022, (3-mo. Treasury money market yield + 0.055%)F	6,800,000	6,802,954
0.105%, Due 10/31/2022, (3-mo. Treasury money market yield + 0.055%)F	15,260,000	15,267,343
0.099%, Due 1/31/2023, (3-mo. Treasury money market yield + 0.049%)F	19,860,000	19,868,894

Total U.S. Treasury Obligations		58,982,106

Total Short-Term Investments (Cost $70,534,021)		70,552,612

	Shares
SECURITIES LENDING COLLATERAL - 0.05% (Cost $292,950)
Investment Companies - 0.05%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	292,950	292,950

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 98.44% (Cost $460,737,276)	$575,337,440
OTHER ASSETS, NET OF LIABILITIES - 1.56%	9,140,296

TOTAL NET ASSETS - 100.00%	$584,477,736

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2021.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $91,443,583 or 15.65% of net assets.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,499,201 or 2.82% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2021.

G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR - American Depositary Receipt.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR - Secured Overnight Financing Rate.

SRL - Società a responsabilità limitata.

USD - United States Dollar.

Long Futures Contracts Open on July 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	17	September 2021	$1,989,303	$1,971,490	$(17,813)
MSCI Emerging Markets Index	14	September 2021	939,031	894,390	(44,641)
S&P 500 E-Mini Index	19	September 2021	4,055,856	4,170,025	114,169

			$6,984,190	$7,035,905	$51,715

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	MSCI Europe, Australasia, and Far East.
S&P 500	S&P 500 Index - U.S . Equity Large-Cap Index.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$288,223,594	$90,118,288	$—	$378,341,882
Preferred Stocks	—	1,325,295	—	1,325,295
Corporate Obligations	—	53,800,291	—	53,800,291
Foreign Corporate Obligations	—	10,820,808	—	10,820,808
Foreign Sovereign Obligations	—	273,188	—	273,188
Asset-Backed Obligations	—	4,402,372	—	4,402,372
Collateralized Mortgage Obligations	—	1,076,361	—	1,076,361
Commercial Mortgage-Backed Obligations	—	928,275	—	928,275
U.S. Agency Mortgage-Backed Obligations	—	27,667,054	—	27,667,054
U.S. Treasury Obligations	—	25,856,352	—	25,856,352
Short-Term Investments	11,570,506	58,982,106	—	70,552,612
Securities Lending Collateral	292,950	—	—	292,950

Total Investments in Securities - Assets	$300,087,050	$275,250,390	$—	$575,337,440

Financial Derivative Instruments - Assets
Futures Contracts	$114,169	$—	$—	$114,169

Total Financial Derivative Instruments - Assets	$114,169	$—	$—	$114,169

Financial Derivative Instruments - Liabilities
Futures Contracts	$(62,454)	$—	$—	$(62,454)

Total Financial Derivative Instruments - Liabilities	$(62,454)	$—	$—	$(62,454)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2021, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund’s performance and may increase costs related to the Fund’s use of derivatives.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2021 (Unaudited)

As of July 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$5,092,256	$292,950	$4,982,450	$5,275,400

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2021, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$460,737,276	$119,604,375	$(5,004,211)	$114,600,164

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Fund did not have any post RIC MOD capital loss carryforwards.